Stock options (Tables)	12 Months Ended
Dec. 31, 2018
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Grant Date and Exercise Period of Each Stock Option

The grant date and exercise period of each stock option are as follows:

	Number of options	Grant Date	Exercise period
Series 4 Stock options	913	July 16, 2013	From February 17, 2014 to February 16, 2017
Series 5 Stock options	1,440	October 31, 2014	From April 1, 2015 to March 31, 2018
Series 6 Stock options	2,665	October 14, 2015	From April 1, 2016 to April 30, 2019
Series 7 Stock options	2,179	June 30, 2016	From April 1, 2017 to March 31, 2020
Series 8 Stock options	4,027	April 14, 2017	From April 14, 2019 to April 13, 2022
Series 9 Stock options	2,417	March 14, 2018	From April 1, 2019 to March 31, 2022

Numbers of Stock Options and Shares Outstanding

Numbers of stock options and shares outstanding are as follows:

	As of December 31, 2018		As of December 31, 2017		As of December 31, 2016
	Options	Shares	Options	Shares	Options	Shares
Series 4 Stock options	—	—	—	—	136	81,600
Series 5 Stock options	—	—	200	120,000	1,215	729,000
Series 6 Stock options	771	154,200	1,210	242,000	2,390	478,000
Series 7 Stock options	—	—	—	—	2,151	430,200
Series 8 Stock options	3,639	727,800	3,797	759,400	—	—
Series 9 Stock options	—	—	—	—	—	—

Total	4,410	882,000	5,207	1,121,400	5,892	1,718,800

Number and Weighted Average Exercise Prices ("WAEP") of, and Movements in Stock Options

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, stock options during the year:

		2018		2017		2016
	NOTE	Number of shares	WAEP (Yen per share)	Number of shares	WAEP (Yen per share)	Number of shares	WAEP (Yen per share)
Outstanding at January 1	(i)	1,121,400	765	1,718,800	495	1,568,000	429
Granted during the year	(i)	241,700	4,855	805,400	901	435,800	622
Forfeited during the year	(i)	(1,000)	4,855	(480,200)	647	(76,000)	487
Exercised during the year	(i)(ii)	(198,000)	475	(901,000)	449	(209,000)	263
Expired during the year	(i)	(41,400)	799	(21,600)	142	—	—

Outstanding at December 31	(i)	1,122,700	1,692	1,121,400	765	1,718,800	495

Exercisable at December 31	(i)	154,200	488	362,000	480	1,288,600	453

(i)

The number of shares underlying the stock options has been adjusted to reflect the effect of the following stock splits. The Group implemented a stock split at a ratio of two shares per share as of September 1, 2017.

(ii)	The weighted average share price at the date of exercise of these options was ¥4,888 (2017: ¥2,764).

Key Assumptions Used for Monte Carlo Simulation Option Pricing Model

The following table lists the inputs to the models used for the three options.

Model used: Monte Carlo simulation model.

	NOTE	Series 6 Stock options	Series 7 Stock options	Series 8 Stock options	Series 9 Stock options
Weighted average fair values at the grant date	(i)	28,355	28,464	40,816	154,500
Dividend yield (%)		1.0	0.9	1.2	0.2
Expected volatility (%)		46.0	47.0	44.0	55.0
Risk-free interest rate (%)		0.0	(0.3)	(0.2)	(0.2)
Expected life of stock options (years)		3.5	3.8	5.0	4.1
Weighted average share price (yen)		502	572	826	4,770
Exercise price (yen)		488	622	901	4,855

(i)	These are the values per stock option. There are 200 shares for Series 8 Stock options.